Employee Benefit Plans (Schedule of Stock Option Activity) (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning Balance (in shares)	15.4	13.8	15.8
Granted, Shares	3.1	4.4	4.2
Exercised, Shares	(1.9)	(2.7)	(6.1)
Cancelled, Shares	(0.9)	(0.1)	(0.1)
Ending Balance (in shares)	15.7	15.4	13.8
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning Balance	$ 41.56	$ 32.49	$ 24.39
Granted	65.91	58.72	48.64
Exercised	29.67	22.69	22.64
Cancelled	54.08	46.21	31.58
Ending Balance	$ 47.19	$ 41.56	$ 32.49